Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties	Transactions with Related Parties
(1)Related parties of the Group include entities and individuals capable of exercising control or significant influence over the Group. Related parties include GungHo Online Entertainment, Inc. (the controlling shareholder with 59.31% common shares), its subsidiaries, members of board of directors, executives with strategic responsibilities and their immediate families.
(2)Account balances with related parties
Balances of receivables and payables to related parties as of December 31, 2023 and 2022 are as follows:

		December 31, 2023				December 31, 2022
Related party	Name of entity	Receivables		Payables		Receivables		Payables
Parent company	GungHo Online Entertainment, Inc.	₩	1,972	₩	3	₩	2,874	₩	3
Other company	GungHo Online Entertainment America	—		1		—		30
	Total	₩	1,972	₩	4	₩	2,874	₩	33
(3)Transactions with related parties
The details of transaction with related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

		2023				2022				2021
Related party	Name of entity	Revenue		Purchases		Revenue		Purchases		Revenue		Purchases
		(In millions of Korean won)
Parent company	GungHo Online Entertainment, Inc.	₩	18,417	₩	15	₩	25,741	₩	20	₩	36,647	₩	55
Other company	GungHo Online Entertainment America	—		55		—		42		—		—
	Total	₩	18,417	₩	70	₩	25,741	₩	62	₩	36,647	₩	55
(4)Other transactions with related parties
No financing transactions were made with related parties for the years ended December 31, 2023, 2022 and 2021.
(5)Key management personnel compensation
The compensation for the key management personnel (registered directors), for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Salaries	₩	1,734	₩	1,503	₩	1,472